PROVISIONS AND CONTINGENCIES - Breakdown of changes in provisions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions		R$ 7,139,785	R$ 7,982,637	R$ 8,610,831
Additions (reversal), net		306,055	321,709
Additional provisions inflows except income, other provisions		(464,921)	8,281
Write-offs due to payment		(861,325)	(1,742,676)
Interest accruals		81,705	799,833
Provisions and contingencies		1,770,997	900,971
Provisions and contingencies		5,368,788	7,081,666
Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			18,227
Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			2,886
Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		95,634
Tax(1)
Disclosure of other provisions [line items]
Other provisions	[1]	2,022,987	2,753,323	2,483,427
Additions (reversal), net	[1]	40,063	83,825
Additional provisions inflows except income, other provisions	[1]	(489,082)	0
Write-offs due to payment	[1]	(70,922)	(18,770)
Interest accruals	[1]	(265,396)	203,778
Provisions and contingencies	[1]	160,947	15,034
Provisions and contingencies	[1]	1,862,040	2,738,289
Write-offs due to the Company's adherence to tax amnesty programs		885,471
Gains from the reversal of operating expenses of provision for contingencies		26,546
Gains from the reversal of financial expenses of monetary update of provisions for contingencies		374,271
Assumption of debt		484,654
Tax(1) | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		0
Tax(1) | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		1,063
Tax(1) | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	55,001
Regulatory
Disclosure of other provisions [line items]
Provisions		1,151,095	1,760,866
Other provisions	[1]	1,151,095	1,760,866	1,869,035
Additions (reversal), net	[1]	(377,510)	(64,452)
Additional provisions inflows except income, other provisions	[1]	0	0
Write-offs due to payment	[1]	(16,299)	(166,229)
Interest accruals	[1]	(215,962)	122,512
Provisions and contingencies	[1]	195,063	32,363
Provisions and contingencies	[1]	956,032	1,728,503
Possible losses provisions		3,066,637	6,765,178
Gains from the reversal of operating expenses of provision for contingencies		386,392
Gains from the reversal of financial expenses of monetary update of provisions for contingencies		405,986
Write-off due to the Commitment Agreement Associated with the Self-Composition Negotiations		792,378
Regulatory | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		0
Regulatory | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]		0
Regulatory | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[1]	0
Civil
Disclosure of other provisions [line items]
Provisions		1,411,141	1,226,995
Other provisions		1,411,141	1,226,995	1,192,900
Additions (reversal), net		251,429	302,700
Additional provisions inflows except income, other provisions		0	(690)
Write-offs due to payment		(340,327)	(493,828)
Interest accruals		273,044	225,913
Provisions and contingencies		573,679	334,152
Provisions and contingencies		837,462	892,843
Possible losses provisions		2,000,926	2,126,718
Civil | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			0
Civil | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			0
Civil | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		0
Labor
Disclosure of other provisions [line items]
Provisions		935,541	693,712
Other provisions		935,541	693,712	540,190
Additions (reversal), net		420,471	366,856
Additional provisions inflows except income, other provisions		0	0
Write-offs due to payment		(423,720)	(377,139)
Interest accruals		213,409	162,869
Provisions and contingencies		701,300	381,606
Provisions and contingencies		234,241	312,106
Possible losses provisions		1,346,257	1,587,544
Labor | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			0
Labor | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			936
Labor | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		31,669
Contingent liabilities (PPA)
Disclosure of other provisions [line items]
Other provisions		1,075,139	1,002,901	978,072
Additions (reversal), net		(12,517)	(27,186)
Additional provisions inflows except income, other provisions		(410)	0
Write-offs due to payment		0	0
Interest accruals		76,201	69,355
Provisions and contingencies		5,075	0
Provisions and contingencies		1,070,064	1,002,901
Contingent liabilities (PPA) | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			18,227
Contingent liabilities (PPA) | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			887
Contingent liabilities (PPA) | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		8,964
Provision for fines for canceling lease agreements
Disclosure of other provisions [line items]
Other provisions	[2]	41,005	40,993	482,620
Additions (reversal), net	[2]	(10,798)	(260,198)
Additional provisions inflows except income, other provisions	[2]	14,929	0
Write-offs due to payment	[2]	(4,119)	(181,429)
Interest accruals	[2]	0	0
Provisions and contingencies	[2]	41,005	40,993
Provisions and contingencies	[2]	0	0
Provision for fines for canceling lease agreements | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[2]		0
Provision for fines for canceling lease agreements | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[2]		0
Provision for fines for canceling lease agreements | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions	[2]	0
Provision for dismantling
Disclosure of other provisions [line items]
Other provisions		412,214	407,246	462,705
Additions (reversal), net		(5,083)	(79,836)
Additional provisions inflows except income, other provisions		9,642	8,971
Write-offs due to payment		0	0
Interest accruals		409	15,406
Provisions and contingencies		3,265	222
Provisions and contingencies		408,949	407,024
Provision for dismantling | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			0
Provision for dismantling | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			0
Provision for dismantling | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		0
Amounts to be refunded to customers
Disclosure of other provisions [line items]
Other provisions		90,663	96,601	R$ 601,882
Additions (reversal), net		0	0
Additional provisions inflows except income, other provisions		0	0
Write-offs due to payment		(5,938)	(505,281)
Interest accruals		0	0
Provisions and contingencies		90,663	96,601
Provisions and contingencies		0	0
Amounts to be refunded to customers | Liabilities for the acquisition of a company - Vita IT
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			0
Amounts to be refunded to customers | Vale Saúde Sempre
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions			R$ 0
Amounts to be refunded to customers | Business combination – IPNET [Member]
Disclosure of other provisions [line items]
Acquisitions through business combinations, other provisions		R$ 0

[1]	In 2024, relevant events occurred in the movements of provisions, being: (i) Tax: write-off of R$885,471 due to the Company's adherence to tax amnesty programs in the States of SP and PR, with gains from the reversal of operating expenses of provision for contingencies of R$26,546 (Note 27), gains from the reversal of financial expenses of monetary update of provisions for contingencies of R$374,271 (Note 28) and assumption of debt of R$484,654 (Note 21); and (ii) Regulatory: write-off of R$792,378 due to the Commitment Agreement Associated with the Self-Composition Negotiations for Adapting the STFC Concession Contracts to Authorization Instruments (Note 1.b.), with gains from the reversal of operating expenses of provision for contingencies of R$386,392 (Note 27.) and gains from the reversal of financial expenses of monetary restatement of provisions for contingencies of R$405,986 (Note 28.).
[2]	In 2023, net inflows (reversals) refer to the net gain from negotiations with TowerCo, resulting from lease agreements arising from the acquisition of Garliava in 2022.